Receivables, Net - Schedule of Receivables (Details) (10K) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Less: Allowance for doubtful accounts	$ (645)	$ (687)
Receivables, net	$ 20,104	16,967
Successor [Member]
Receivables, gross		17,654
Less: Allowance for doubtful accounts		(687)
Receivables, net		16,967
Successor [Member] | Contracts in Transit and Vehicle Receivables [Member]
Receivables, gross		12,291
Successor [Member] | Manufacturer Receivables [Member]
Receivables, gross		3,823
Successor [Member] | Finance and Other Receivables [Member]
Receivables, gross		$ 1,540
Predecessor [Member]
Receivables, gross			$ 20,924
Less: Allowance for doubtful accounts			(1,013)
Receivables, net			19,911
Predecessor [Member] | Contracts in Transit and Vehicle Receivables [Member]
Receivables, gross			15,528
Predecessor [Member] | Manufacturer Receivables [Member]
Receivables, gross			3,555
Predecessor [Member] | Finance and Other Receivables [Member]
Receivables, gross			$ 1,841